MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2019
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

18.         MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ income. The total contribution for such employee benefits were $3,256,  $3,434 and $2,298 for the years ended December 31, 2017, 2018 and 2019, respectively.